Derivatives and Fair Value of Financial Instruments (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 28, 2010
Derivatives And Fair Value Of Financial Instruments
(Loss)/gain on change in control		$ (35,325)	$ 17,742
Navios Acquisition noncontrolling interest at fair value share price				$ 6.56
Navios Acquisition noncontrolling interest at fair value				60,556
Net unrealized gains/(losses) FFAs	(124)	289	(19,903)
Net losses from FFAs	196	165	1,802
Unrealized gain on warrants			$ 5,888